S-K 1603(a)(9) Restrictions on Selling Securities	Aug. 19, 2025
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	In addition, in order to facilitate our initial business combination or for any other reason determined by our sponsors in their sole discretion, our sponsors may surrender or forfeit, transfer or exchange our founder shares, placement units or any of our other securities, including for no consideration, as well as subject any such securities to earn-outs or other restrictions, or otherwise amend the terms of any such securities or enter into any other arrangements with respect to any such securities. We may also issue Class A ordinary shares upon conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions as set forth therein.
Founder Shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The earlier of (A) one year after the completion of our initial business combination; and (B) subsequent to our initial business combination (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share dividends, rights issuances, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property.
SPAC Sponsor, Persons and Entities Subject to Restrictions	BTC Development Sponsor LLC and BTC Development Advisors LLC Betsy Z. Cohen Bracebridge H. Young, Jr. R. Maxwell Smeal Jonathan Kirkwood Andrew Hohns Grant Gilliam Hersh Kozlov
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]

Transfers permitted (a) to (1) the sponsors’ members, (2) the directors or officers of us, the sponsors, the sponsors’ members, CCM or KBW, (3) any affiliates or family members of the directors or officers of us, the sponsors, the sponsors’ members, CCM or KBW, (4) any members or partners of the sponsors, the sponsors’ members, CCM or KBW or their respective affiliates, or any affiliates of the sponsors, the sponsors’ members, CCM or KBW, or any employees of such affiliates; (b) in the case of an individual, as a gift to such person’s immediate family or to a trust, the beneficiary of which is a member of such person’s immediate family, an affiliate of such person or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such person; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) in the case of a trust by distribution to one or more permissible beneficiaries of such trust; (f) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement, in connection with an extension of the completion window or in connection with the consummation of a business combination at prices no greater than the price at which the securities were originally purchased; (g) to us for no value for cancellation in

Subject Securities

Expiration Date

Natural Persons and
Entities Subject to
Restrictions

Exceptions to Transfer
Restrictions

connection with the consummation of the initial business combination; (h) in the event of our liquidation prior to our consummation of our initial business combination; (i) by virtue of the laws of the State of Delaware, the sponsors’ limited liability company agreements, upon dissolution of such sponsors, or the organizational documents of CCM or KBW upon dissolution of CCM or KBW, respectively; and (j) in the event that, subsequent to our consummation of an initial business combination, we complete a liquidation, merger, share exchange or other similar transaction which results in all of our shareholders having the right to exchange their Class A ordinary shares for cash, securities or other property; provided, however, that in the case of clauses (a) through (f) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and the other restrictions contained in the letter agreement.

Placement Units [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	30 days after the completion of our initial business combination
SPAC Sponsor, Persons and Entities Subject to Restrictions	BTC Development Sponsor LLC and BTC Development Advisors LLC Betsy Z. Cohen Bracebridge H. Young, Jr. R. Maxwell Smeal Jonathan Kirkwood Andrew Hohns Grant Gilliam Hersh Kozlov
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above
Units, ordinary shares, warrants or any securities convertible into, or exercisable, or exchangeable for, ordinary shares [Member]
SPAC Sponsor and Affiliates Information, Restrictions on Sale of SPAC Securities [Line Items]
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	180 days after the date of this prospectus
SPAC Sponsor, Persons and Entities Subject to Restrictions	BTC Development Sponsor LLC and BTC Development Advisors LLC Betsy Z. Cohen Bracebridge H. Young, Jr. R. Maxwell Smeal Jonathan Kirkwood Andrew Hohns Grant Gilliam Hersh Kozlov
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	The forfeiture of founder shares pursuant to their terms or any transfer of founder shares to any current or future independent director of the company. In addition, the underwriters in their sole discretion may release any of the securities subject to this restriction at any time without notice, other than in the case of the officers and directors, which shall be with notice.